Related-party balances and transactions (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		3 Months Ended
	Aug. 01, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Disputed amounts receivable			R$ 1,808,631	R$ 1,685,493
Actuarial liability amount			2,140,161	1,931,145
Financing amount			938	2,799
Non-operating assets			3,521	3,613
Net actuarial liability			99,514	132,244
Reimbursement amount other assets			85,929	99,653
Dividends and interest on capital payable			348,402	341,272
Aguas De Andradina [Member]
IfrsStatementLineItems [Line Items]
Other assets, current			4,718	R$ 4,007
Sabesp Olimpia [Member]
IfrsStatementLineItems [Line Items]
Principal plus accumulated interest along with second installment of concession fee		R$ 170,981
S A B E S P Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Non-convertible unsecured debentures	R$ 2,815,700
Par value	R$ 1
Yield percentage	9.28%
Non-convertible unsecured debentures acquired			R$ 2,765,700
Acquired percentage			98.22%